Intangible assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	December 31, 2024	June 30, 2025
	S$’000	S$’000

At cost:
Purchase software	59	90
Less : Amortization	(1)	(8)
Total	58	82
Intangible assets consisted of the following:
	Years ended December 31,
	2023	2024
	S$’000	S$’000
At cost:
Purchase software	-	59
Less : Amortization of software	-	(1)

Total	-	58